EQUITY	9 Months Ended
Sep. 30, 2019
Equity [Abstract]
EQUITY	EQUITY

The following table summarizes our repurchase of Common Units during the three and nine months ended September 30, 2019:

Date	Number of Common Units Repurchased	Unit Price	Net Cost (in thousands of $)	Golar's Ownership after the repurchase(1)
August 2019	153,728	$10.19	1,565	32.04%
______________________________
(1) Includes Golar's 2% general partner interest in the Partnership.

The following table shows the movement in our number of preferred units, Common Units and general partner ("GP") units during the nine months ended September 30, 2019:

(in units)	Preferred units	Common Units	GP Units
As of December 31, 2018	5,520,000	69,455,364	1,436,391
Common units acquired and cancelled	—	(153,728)	—
As of September 30, 2019	5,520,000	69,301,636	1,436,391